Investment Objectives and Goals - The Nightview Fund	May 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Nightview Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nightview Fund (the “Fund”) seeks long-term capital appreciation, with a goal of outperforming the S&P 500 Total Return Index over a rolling five-year period.